Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
33.

SUBSEQUENT EVENTS
These financial statements and notes reflect the Company’s evaluation of events occurring subsequent to the balance sheet date through February 26, 2024, the date the financial statements were issued.